LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue		$ 5,640	$ 1,675	$ 930
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay		3% of revenues derived from research and development projects
Aggregate grant received linked to the US CPI		$ 9,108
Aggregate grant paid		$ 3,601
Percentage of grant received		100.00%
Canonic Ltd [Member]
Disclosure of transactions between related parties [line items]
Maximum grants amount from Smart money program	$ 85
Percentage of royalties the company undertook to pay	3% of yearly revenues
Percentage of grant received	100.00%
Marketing expenses receivable		$ 42
Base for royalty payments	$ 284